Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 5,478	$ 5,091	$ 11,465	$ 10,254
Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	196	112	371	230
Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	31	27	60	65
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	52	47	104	93
Past service costs	49		49
Net interest expense (income)	(41)	(37)	(81)	(75)
Administrative expense	5	4	11	8
Defined benefit pension expense	65	14	83	26
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	131	98	288	204
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	8	16	16
Net interest expense (income)	20	20	39	40
Remeasurements of other long-term benefits	3	(1)	5	9
Defined benefit pension expense	$ 31	$ 27	$ 60	$ 65